Short-term loan - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-term loan
Short-term loan						¥ 3,000
Repayments of short term loan	¥ 3,000		¥ 3,000	$ 429	¥ 5,000
Shenzhen Zhongxiaodan Micro Credit Co., Ltd
Short-term loan
Short-term loan		¥ 3,000
Fixed interest rate		4.90%
Loan term (in years)		1 year